ACCOUNTS RECEIVABLE AND CUSTOMER DEPOSITS (Details) - USD ($)		12 Months Ended
	Dec. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Bad debt expense	$ 30,000	$ 140,465	$ 103,182
Accounts Receivable [Member]
Concentration Risk [Line Items]
Bad debt expense		$ 15,465